ADVANCES TO SUPPLIERS- THIRD PARTIES	12 Months Ended
Dec. 31, 2024
ADVANCES TO SUPPLIERS- THIRD PARTIES
ADVANCES TO SUPPLIERS- THIRD PARTIES

11.    ADVANCES TO SUPPLIERS– THIRD PARTIES

Advance to suppliers – third parties were as follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Advances to suppliers - current	4,559,224	2,451,093
Advances to suppliers – non-current	648,377	520,376
Advances to suppliers	5,207,601	2,971,469

As of December 31, 2023 and 2024, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months.

As of December 31, 2023 and 2024, non-current advances to suppliers primarily represent upfront payments for procurement of silicon materials of which related good delivery is scheduled beyond one year.

There were no provisions recorded against advances to suppliers for the years ended December 31, 2022, 2023 and 2024.